Risk management - Liquidity Risk (Details) - item	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Risk management
Period LCR was below regulatory threshold		4 days
Internal limit for LCR (as a percent)		110.00%
Period over which entity would meet liquidity requirements under the worst case scenario		45 days
Forecast
Risk management
NSFR (as a percent)	100.00%
Minimum
Risk management
LCR (as a percent)		100.00%
NSFR (as a percent)		100.00%
Weighted average
Risk management
LCR (as a percent)		159.37%
Liquidity risk
Risk management
Available liquid assets, period		30 days
Number of scenarios		4